As filed with the Securities and Exchange Commission on December 8, 2009

 Registration No. 333-24495 and 811-08167

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Post-Effective Amendment No. 19	x

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 20	x

DRYDEN SMALL-CAP CORE EQUITY FUND, INC.
(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521

Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on January 29, 2010 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 19 to the Registration Statement for Dryden Small-Cap Core Equity Fund, Inc. (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No.18, which was filed pursuant to Rule 485(a)(1) on October 16, 2009.  PEA No. 18 was initially scheduled to become effective on December 31, 2009.  Accordingly, the contents of PEA No. 18 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 8th day of December, 2009.

DRYDEN SMALL-CAP CORE EQUITY FUND, INC.

By:	/s/ Judy A. Rice
Judy A. Rice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Kevin J. Bannon	Director
*Linda W. Bynoe	Director
*Michael S. Hyland	Director
*Douglas H. McCorkindale	Director
*Stephen P. Munn	Director
*Richard A. Redeker	Director
*Judy A. Rice	Director & President (Principal Executive Officer)
*Robin B. Smith	Director
*Stephen Stoneburn	Director
*Grace C. Torres	Treasurer & Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	December 8, 2009

*Pursuant to Power of Attorney dated July 1, 2008.  Incorporated by reference to Jennison Natural Resources Fund, Inc.Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (No. 33-15166) filed via EDGAR on July 31, 2008.